FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Amortized cost	R$ 165,461,183	R$ 212,010,049
Fair value	156,292,584	212,849,606
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Amortized cost	51,518,105	20,801,969
Fair value	51,438,404	20,741,673
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Amortized cost	38,658,601	111,918,413
Fair value	37,659,332	112,979,885
Later than five years and not later than ten years [member]
IfrsStatementLineItems [Line Items]
Amortized cost	36,055,172	38,526,607
Fair value	34,657,222	39,467,969
Later than ten years [member]
IfrsStatementLineItems [Line Items]
Amortized cost	27,518,943	31,865,643
Fair value	23,021,169	31,845,543
No Stated Maturity [Member]
IfrsStatementLineItems [Line Items]
Amortized cost	11,710,362	8,897,417
Fair value	R$ 9,516,457	R$ 7,814,536